DEPOSITS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2020
DEPOSITS AND OBLIGATIONS
DEPOSITS AND OBLIGATIONS

14        DEPOSITS AND OBLIGATIONS

a)   This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Demand deposits	54,530,355	34,213,188
Saving deposits	50,069,129	35,179,770
Time deposits	28,121,094	32,853,576
Severance indemnity deposits	7,736,747	7,897,199
Bank’s negotiable certificates	1,202,996	1,180,461
Total	141,660,321	111,324,194
Interest payable	705,181	681,191
Total	142,365,502	112,005,385

The Group has established a policy to remunerate demand deposits and savings accounts according to a growing interest rate scale, based on the average balance maintained in those accounts; on the other hand, according to its policy, balances that are lower than a specified amount for each type of account do not bear interest. Also, time deposits earn interest at market rates.

Interest rates are determined by the Group considering the interest rates prevailing in the market in which each of the Group’s subsidiaries operates.

The increase in the balance corresponds mainly to funds disbursed by the government through the Reactiva Peru program intended for the economic reactivation of companies, funds released from the AFPs, bonds granted by the government to the natural people; and among other liquidity injection measures due to the COVID-19 crisis, see Note 2(b).

b)   The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2020	2019
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	44,037,934	25,641,446
In other countries	3,585,185	2,674,724
	47,623,119	28,316,170

Interest-bearing -
In Peru	82,907,313	74,413,962
In other countries	11,129,889	8,594,062
	94,037,202	83,008,024

Total	141,660,321	111,324,194

c)   The balance of time deposits classified by maturity is as follows:

	2020	2019
	S/(000)	S/(000)

Up to 3 months	13,750,133	14,674,773
From 3 months to 1 year	6,849,436	8,975,269
From 1 to 3 years	4,143,040	6,096,891
From 3 to 5 years	473,479	819,446
More than 5 years	2,905,006	2,287,197
Total	28,121,094	32,853,576

In Management’s opinion the Group’s deposits and obligations are diversified with no significant concentrations as of December 31, 2020 and 2019.

At December 31, 2020 and 2019, of the total balance of deposits and obligations, approximately S/45,448.1 million and S/35,511.9 million, respectively, are secured by the Peruvian “Fondo de Seguro de Depósitos” (Deposit Insurance Fund). At said dates, maximum amount of coverage per depositor recognized by “Fondo de Seguro de Depósitos” totaled S/101,522 and S/100,661, respectively.

As of December 31, 2020 and 2019, of the total balance of deposits and obligations, approximately 214,426.3 million Colombian pesos (equivalent to S/228.4 million) and 201,715.7 million Colombian pesos (equivalent to S/203.1 million), respectively, are secured by the Colombian “Financial Institutions Guarantee Fund” (Fogafín, for its Spanish acronym). At said dates, maximum amount of coverage per depositor recognized by “Fogafín” totaled 50,000,000.0 Colombian pesos (equivalent to S/53,250) and 50,000,000.0 Colombian pesos (equivalent to S/50,350), respectively.